Asset Impairment (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Asset Impairment [Line Items]
Flight equipment held for operating leases (Note 6) | $	$ 16,322	$ 21,828	$ 25,616
Number of aircraft impaired	8	8	6
Number of engines impaired	12	3
Maintenance rents and other receipts | $	$ 20,500
Release to income upon redelivery | $	$ (243,809)	$ (92,296)	$ 9,900
EOL payments received or retained | $			$ 17,700
End Of Lease [Member]
Asset Impairment [Line Items]
Number of aircraft impaired	4		4
Undiscounted Cash Flows Substantially Do Not Exceed Carrying Value [Member]
Asset Impairment [Line Items]
Number of aircraft impaired	4		2
Number of engines impaired	12